Stadion Investment Trust
1061 Cliff Dawson Road
Watkinsville, Georgia 30677

January 6, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1520

RE:	RE:	Stadion Investment Trust (“Registrant”)
File Nos: 333-103714
  811-21317

Incorporated herein by reference is the Funds’ prospectus filed pursuant to Rule 497(c) on December 31, 2014 (accession no. 0001398344-14-006667).

If you have any questions regarding this filing, please contact me at (720) 917-0997.

Sincerely,

/s/Jennifer T. Welsh
Jennifer T. Welsh
Secretary